Digital Currencies (Tables)	12 Months Ended
Dec. 31, 2019
Digital Currencies [Abstract]
Schedule of additional information about digital currencies
	December 31, 2019	December 31, 2018

Beginning balance	$-	$-
Purchase of digital currencies	200,000	-
Utilization of digital currencies to settle service fee	(245,178)	-
Gain on use of digital currencies	46,717	-
Ending balance	$1,539	$-